Capital adequacy	12 Months Ended
Dec. 31, 2018
Capital adequacy.
Capital adequacy

Note 26. Capital adequacy

Capital adequacy analysis

In 2018, the subsidiary Venantius AB has been liquidated, which means that capital requirements are calculated at the Parent Company level and no longer on a consolidated level.  The capital situation comprises the Parent Company AB Svensk Exportkredit.

	Parent Company
	December 31, 2018	December 31, 2017
Capital ratios excl. buffer requirements(1)
Common Equity Tier 1 ratio	20.1%	20.6%
Tier 1 capital ratio	20.1%	20.6%
Total capital ratio(2)	20.1%	23.0%
Institution specific Common Equity Tier 1 capital requirement incl. buffers(3)	8.5%	8.4%

of which Common Equity Tier 1 capital requirement	4.5%	4.5%
of which capital conservation buffer	2.5%	2.5%
of which countercyclical buffer	1.5%	1.4%
of which systemic risk buffer	—	—
Common Equity Tier 1 capital available as a buffer(4)	12.1%	14.6%
Total capital ratio according to Basel I floor	n.a.	21.9%
(1)

Capital ratios excluding buffer requirements are the quotients of the relevant capital metric and the total Risk exposure amount. The minimum requirements, which were implemented in Sweden without a transitional period, are 4.5 percent, 6.0 percent and 8.0 percent for Common Equity Tier 1 capital, Tier 1 capital and total own funds, respectively. The minimum requirements apply in accordance with Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012 (CRR).

(2)

The reduction in Total capital ratio in 2018 is mainly due to the fact that SEK has exercised its right to call the Tier 2 eligible subordinated debt instrument. See footnote  in the table “Own funds - Adjusting items” below.

(3)	Expressed as a percentage of the total Risk exposure amount.
(4)

The Common Equity Tier 1 capital ratio as reported less its minimum requirement of 4.5 percent plus an additional 3.5 percent. The latter component consists of Common Equity Tier 1 capital used to meet the minimum requirement for total own funds of 8.0 percent, since SEK does not have any Additional Tier 1 other than Common Equity Tier 1 capital and nor any Tier 2 capital.

	Parent Company
	December 31,	December 31,
Own funds – adjusting items - Skr mn	2018	2017(5)
Share capital(1)	3,990	3,990
Retained earnings	11,239	12,782
Accumulated other comprehensive income and other reserves(2)	1,256	30
Independently reviewed profit net of any foreseeable charge or dividend	1,615	540
Common Equity Tier 1 (CET1) capital before regulatory adjustments	18,100	17,342
Additional value adjustments due to prudent valuation	-496	-396
Intangible assets	-43	-66
Fair-value reserves related to gains or losses on cash-flow hedges	-6	-25
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	112	446
Negative amounts resulting from the calculation of expected loss amounts	-136	-65
Total regulatory adjustments to Common Equity Tier 1 capital	-569	-106
Total Common Equity Tier 1 capital	17,531	17,236
Additional Tier 1 capital	—	—
Total Tier 1 capital	17,531	17,236
Tier 2-eligible subordinated debt(3)	—	2,049
Credit risk adjustments(4)	—	—
Total Tier 2 capital	—	2,049
Total Own funds	17,531	19,285
Total Own funds according to Basel I floor	n.a.	19,350
(1)	For a detailed description of the instruments constituting share capital, see Note 23.
(2)	The equty-portions of untaxed reserves is included in the line “Accumulated other comprehensive income and other reserves”.
(3)

In June 2018, SEK received permission from its competent authority (Swedish FSA) to call its Tier 2 eligible subordinated debt instrument in accordance with its terms. As a result of  the permission from Swedish FSA, SEK was required to reduce the level of own funds by the outstanding principal amount of the instrument. The Board of Directors of SEK in September 2018 decided that SEK would exercise its right to call the instrument ( see Note 22) and the instrument was redeemed on November 14, 2018.

(4)

The expected loss amount calculated under the IRB approach is a gross deduction from own funds. The gross deduction is decreased by impairment related to exposures for which expected loss is calculated. Excess amounts of such impairment will increase own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount under the IRB approach related to exposures to central governments, corporates and financial institutions. As of December 31, 2018, the limitation rule had no effect, as in 2017.

(5)	Comparative figures are shown at the level of the Consolidated Group, since a consolidated level of the capital situation was in effect in 2017.

Minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2018			December 31, 2017
		Risk	Min.		Risk	Min.
		exposure	capital		exposure	capital
Skr mn	EAD(1)	amount	requirement	EAD(1)	amount	requirement
Credit risk, standardized approach
Central governments	—	—	—	—	—	—
Regional governments	—	—	—	—	—	—
Multilateral development banks	—	—	—	—	—	—
Corporates	1,701	1,701	136	1,316	1,316	105
Total credit risk, standardized approach	1,701	1,701	136	1,316	1,316	105
Credit risk, IRB approach
Central governments	171,572	9,905	792	161,429	9,331	747
Financial institutions(2)	33,953	9,880	790	38,163	12,688	1,015
Corporates(3)	113,987	59,486	4,760	104,630	53,763	4,301
Non-credit-obligation assets	90	90	7	121	121	10
Total credit risk IRB approach	319,602	79,361	6,349	304,343	75,903	6,073
Credit valuation adjustment risk	n.a.	2,037	163	n.a.	1,989	159
Foreign exchange risk	n.a.	879	70	n.a.	1,326	106
Commodity risk	n.a.	10	1	n.a.	13	1
Operational risk	n.a.	3,066	245	n.a.	3,284	263
Total	321,303	87,054	6,964	305,659	83,831	6,707
Adjustment according to Basel I floor	n.a.	n.a.	n.a.	n.a.	4,503	360
Total incl. Basel I floor	n.a.	n.a.	n.a.	n.a.	88,334	7,067
(1)	Exposure at default (EAD) shows the size of the outstanding exposure at default.
(2)

Of which counterparty risk in derivative contracts: EAD 4,525 million (year-end 2017: Skr 4,131 million), Risk exposure amount of Skr 1,668 million (year-end 2017: Skr 1,574 million) and Capital requirement of Skr 133 million (year-end 2017: Skr 126 million)

(3)

Of which related to Specialized lending: EAD 3,400 million (year-end 2017: Skr 2,478 million), Risk exposure amount of Skr 2,157 million (year-end 2017: Skr 1,643 million) and Capital requirement of Skr 173 million (year-end 2017:Skr 131 million).

Credit risk by PD grade

The tables illustrate the exposure at default (EAD), the portion of the exposure that will be lost in the event of a default (LGD) and the probability of default or cancellation of payments by a counterparty (PD) for the exposure classes where PD is estimated internally. Average PD  is calculated without consideration of PD floors. Average PD and LGD are weighted by EAD,the average risk weight is the quotient of risk exposure amount and EAD.

	December 31, 2018					December 31, 2017
	AAA	A+					A+	BBB+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA to AA-	to A–	to BBB–	BB+ to B–	CCC to D
	0.003–	0.02–	to BBB–	0.54–	27.27–	0.003–	0.03–	0.12–	0.53–	25.29–
Skr mn	0.01%	0.07%	0.12–0.32%	6.80%	100%	0.02%	0.07%	0.32%	6.47%	100%
Central governments
EAD	163,603	7,064	—	906	—	153,496	7,107	—	826	—
Average PD in %	0.004	0.04	—	1.5	—	0.004	0.04	—	0.9	—
Average LGD in %	45.0	45.0	—	45.0	—	45.0	45.0	—	45.0	—
Average risk weight in %	4.6	18.8	—	112.1	—	4.7	19.0	—	93.6	—

	December 31, 2018					December 31, 2017
		A+					A+
	AAA	to A–	BBB+	BB+ to B–	CCC to D		to A–	BBB+	BB+ to B–	CCC to D
	to AA- 0.01-	0.06–	to BBB–	0.54–	28.60–	AAA to AA-	0.06–	to BBB–	0.54–	28.60–
Skr mn	0.04%	0.12%	0.17–0.34%	8.40%	100%	0.01–0.04%	0.12%	0.17–0.34%	8.40%	100%
Financial institutions
EAD	10,323	21,926	1,345	359	—	9,368	25,926	1,722	1,149	—
Average PD in %	0.04	0.08	0.23	1.31	—	0.04	0.08	0.23	0.84	—
Average LGD in %	43.8	44.2	45.0	45.0	—	41.6	44.3	45.0	45.0	—
Average risk weight in %	20.1	29.3	66.0	135.5	—	22.3	31.3	65.1	117.8	—
Corporates
EAD	7,154	22,379	60,943	20,072	39	7,871	18,515	59,574	16,153	40
Average PD in %	0.03	0.10	0.25	0.79	63.11	0.03	0.10	0.25	0.81	65.59
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	18.6	33.0	51.5	85.5	136.2	18.5	33.6	51.3	85.6	127.1

Credit risks

For risk classification and quantification of credit risk, SEK uses an internal ratings-based (IRB) approach. The Swedish FSA has approved SEK’s IRB approach. Specifically, SEK applies the foundation IRB approach. Under the foundation IRB approach, the company determines the PD within one year of each of its counterparties, while the remaining parameters are established in accordance with the CRR. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach and, instead, the standardized approach is applied for calculating the capital requirement. For further information regarding these exposures see the Risk measurement section in Note 27.Counterparty risk exposure amounts in derivative contracts are calculated in accordance with the mark-to-market approach.

Credit valuation adjustment risk

A capital requirement for credit valuation adjustment risk is calculated for all OTC derivatives, except for credit derivatives used as credit-risk hedges and transactions with a qualifying central counterparty. SEK calculates this capital requirement using the standardized approach.

Foreign exchange risk

Foreign exchange risk is calculated with the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodity risk

Own funds requirements for commodity risk are calculated using the simplified approach under the standardized approach, and where the scenario approach is used for calculating the gamma and volatility risks.

Operational risk

The capital requirement for operational risk is calculated with the standardized approach, whereby the company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor, depending on the business area, by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three fiscal years for each business area.

Transitional rules

On January 1, 2018, capital requirements and reporting applicable to the Basel I floor ceased to apply. The Basel I floor constituted a minimum capital requirement introduced as a transitional rule in 2007 that was valid until 2017. The capital adequacy ratios reflect the full impact of IFRS 9 as no transitional rules for IFRS9 are utilized.

Capital buffer requirements

SEK is to meet capital buffer requirements with Common Equity Tier 1 capital. SEK has not been classified as a systemically important institution. Accordingly, the capital buffer requirements for systemically important institutions that entered into force on January 1, 2016 do not apply to SEK. There is no systemic risk buffer applicable for SEK that is active at the moment. A countercyclical capital buffer rate of 2.0 percent is applied to exposures located in Sweden as of March 19, 2017. In September 2018, the Swedish FSA (FI) decided to raise the countercyclical buffer rate from 2.0 to 2.5 per cent. The amendments will enter into force on September 19, 2019. At December 31, 2018, the capital requirement related to credit-risk exposures in Sweden was 70 percent (year-end 2017: 67 percent) of the total capital requirement regardless of location, this fraction is also the weight applied to the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. Buffer rates activated in other countries may impact SEK, but as most capital requirements from relevant credit exposures are related to Sweden, the potential effect is limited. At December 31, 2018, the contribution to SEK’s countercyclical capital buffer from buffer rates in other countries was 0.08 percentage points (year-end 2017: 0.05 percentage points).

Leverage ratio

	December 31,	December 31,
Skr mn	2018	2017
Exposure measure for the leverage ratio
On-balance-sheet exposures	281,529	249,244
Off-balance-sheet exposures	33,159	42,168
Total exposure measure	314,688	291,412
Leverage ratio	5.6%	5.9%

The leverage ratio is a metric introduced in 2015. Currently, there is no minimum requirement. The leverage ratio is defined in the CRR as the quotient of the Tier 1 capital and an exposure measure. The exposure measure consists of assets, with special treatment of derivatives among other items, and off-balance-sheet credit-risk exposures that have been weighted with a factor depending on the type of exposure. The leverage ratio reflects the full impact of IFRS 9 as no transitional rules are utilized.

Internally assessed capital adequacy

	December 31,	December 31,
Skr mn	2018	2017
Credit risk	7,008	6,898
Operational risk	239	142
Market risk	1,094	1,573
Other risks	163	170
Capital planning buffer	1,966	2,005
Total	10,470	10,788

SEK regularly conducts an internal capital adequacy assessment process (ICAAP), during which the Company determines how much capital is needed to cover its risks. The result of SEK’s capital adequacy assessment is presented above. For more information regarding the ICAAP and its methods, please see Note 30.